LONG-TERM DEBT	12 Months Ended
Sep. 30, 2015
Debt Disclosure [Abstract]
LONG-TERM DEBT

NOTE 6—LONG-TERM DEBT:

Long-term debt consisted of the following (in thousands, including current maturities):

	September 30, 2015	September 30, 2014
Senior Secured Credit Facility - Revolving, due June 2018	$21,000	$37,000
Senior Secured Credit Facility - Term Loan A, due June 2018, net of discount and debt issuance costs of $2,106 and $2,976 as of September 30, 2015 and 2014, respectively	109,613	117,336
Senior Secured Credit Facility - Term Loan B, due June 2018, net of discount and debt issuance costs of $14,918 and $17,078 as of September 30, 2015 and 2014, respectively	792,078	707,447
2013 9 3/4% Senior Unsecured Notes, due September 2021, net of premium and debt issuance costs of $7,333 and $7,802 as of September 30, 2015 and 2014, respectively	577,667	492,198
2005 6 7/8% Senior Subordinated Notes, due February 2015, net of debt issuance costs of $6 as of September 30, 2014	—	9,648
2012 11 % Senior Subordinated Notes, due September 2018, net of discount and debt issuance costs of $1,251 and $4,361 as of September 30, 2015 and 2014, respectively	98,939	270,829
Line of Credit	—	3,041
2009 Mohegan Tribe Promissory Note, due September 2015	—	1,750
2012 Mohegan Tribe Minor’s Trust Promissory Note, due March 2017	16,000	16,500
2013 Mohegan Tribe Promissory Note, due December 2018	7,420	7,420
Downs Lodging Credit Facility, due July 2016, net of debt issuance costs of $254 and $572 as of September 30, 2015 and 2014, respectively	40,262	44,428
Other	3,365	2,910

Long-term debt, excluding capital leases	1,666,344	1,710,507
Less: current portion of long-term debt	(55,194)	(31,552)

Long-term debt, net of current portion	$1,611,150	$1,678,955

Maturities of long-term debt are as follows (in thousands, including current maturities):

Fiscal Years
2016 (1)	$67,567
2017	31,126
2018	999,671
2019	7,832
2020	337
Thereafter	585,673

Total	$1,692,206

(1)	Includes the Downs Lodging Credit Facility, due July 2016, which was refinanced in November 2015 on a long-term basis, and, accordingly, was primarily included in long-term debt, net of current portion, in the accompanying consolidated balance sheet as of September 30, 2015 (further discussed below).

On August 11, 2015, the Authority completed a series of refinancing transactions including the redemption of $175.0 million of its 2012 Senior Subordinated Notes with proceeds from the issuance of an additional $90.0 million of loans under its Term Loan B Facility and an additional $85.0 million of 2013 Senior Unsecured Notes (all further discussed below).

The Authority incurred approximately $6.6 million in costs in connection with these refinancing transactions, consisting primarily of consulting, legal, advisory and amendment fees. Previously deferred debt discounts and debt issuance costs totaling $2.3 million, as well as $1.7 million in new transaction costs, were expensed and recorded as a loss on early extinguishment of debt in the accompanying consolidated statement of income for the fiscal year ended September 30, 2015. Of the remaining $4.9 million in new transaction costs, $4.7 million was recorded as a reduction to the carrying amount of the related debt and included in long-term debt, net of current portion, in the accompanying consolidated balance sheet as of September 30, 2015 and will be amortized over the term of the related debt. The remaining $219,000 in new costs was capitalized and included in other assets, net, in the accompanying consolidated balance sheet as of September 30, 2015 and will be amortized over the term of the related debt.

Senior Secured Credit Facilities

In November 2013, the Authority entered into a loan agreement among the Authority, the Tribe, the Guarantors as defined below, RBS Citizens, N.A., as Administrative and Collateral Agent, and the other lenders and financial institutions party thereto, providing for $955.0 million in aggregate principal amount of senior secured credit facilities (the “Senior Secured Credit Facilities”), comprised of a $100.0 million senior secured revolving credit facility (the “Revolving Facility”), a $125.0 million senior secured term loan A facility (the “Term Loan A Facility”) and a $730.0 million senior secured term loan B facility (the “Term Loan B Facility”). The Senior Secured Credit Facilities mature on June 15, 2018, subject to extension based on the satisfaction of certain conditions to November 19, 2018 (in the case of the Revolving Facility and the Term Loan A Facility) and November 19, 2019 (in the case of the Term Loan B Facility).

On August 11, 2015, the Authority entered into an increase joinder and amendment agreement among the Authority, the Tribe, the Guarantors as defined below, Citizens Bank, N.A., as Administrative Agent, and the lenders party thereto, amending the Senior Secured Credit Facilities. Pursuant to the amendment, the Authority borrowed $90.0 million of increase term B loans on the same terms as the existing term B loans under Term Loan B Facility. The net proceeds from this transaction were used to redeem outstanding 2012 Senior Subordinated Notes (further discussed below).

The Term Loan A Facility amortizes in equal quarterly installments in an aggregate annual amount equal to 5.0% of the original principal amount for the first year after the closing date, 7.5% of the original principal amount for the second year after the closing date and 10.0% of the original principal amount in each year thereafter, with the balance payable on the maturity date of the Term Loan A Facility. The Term Loan B Facility amortizes in equal quarterly installments in an aggregate annual amount equal to 1.0% of the original principal amount. Amortization of the Term Loan A Facility and Term Loan B Facility began with the first full fiscal quarter after the closing date.

As of September 30, 2015, amounts outstanding under the Revolving Facility, Term Loan A Facility and Term Loan B Facility totaled $21.0 million, $111.7 million and $807.0 million, respectively. As of September 30, 2015, letters of credit issued under the Revolving Facility totaled $3.0 million, of which no amount was drawn. Inclusive of letters of credit, which reduce borrowing availability under the Revolving Facility, and after taking into account restrictive financial covenant requirements, the Authority had approximately $76.0 million of borrowing capacity under its Revolving Facility and Line of Credit as of September 30, 2015.

Borrowings under the Senior Secured Credit Facilities incur interest as follows: (i) for base rate loans under the Revolving Facility and Term Loan A Facility, a base rate equal to the highest of (a) the prime rate, (b) the federal funds rate plus 50 basis points and (c) the one-month LIBOR rate plus 100 basis points (the highest of (a), (b) and (c), the “base rate”), plus a leverage-based margin of 250 to 350 basis points; (ii) for Eurodollar rate loans under the Revolving Facility and Term Loan A Facility, the applicable LIBOR rate plus a leverage-based margin of 350 to 450 basis points; (iii) for base rate loans under the Term Loan B Facility, the base rate (subject to a 2.0% floor) plus 350 basis points; and (iv) for Eurodollar rate loans under the Term Loan B Facility, the applicable LIBOR rate (subject to a 1.0% floor) plus 450 basis points. The Authority is also required to pay a leverage-based commitment fee of between 37.5 and 50 basis points for unused commitments under the Revolving Facility. Interest on base rate loans is payable quarterly in arrears. Interest on Eurodollar rate loans of three months or less is payable at the end of each applicable interest period and for Eurodollar rate loans of more than three months, interest is payable at intervals of three months duration after the beginning of such interest period.

As of September 30, 2015, the $21.0 million outstanding under the Revolving Facility was comprised of an $11.0 million base rate loan based on a base rate of 3.25% plus 300 basis points and $10.0 million in Eurodollar rate loans based on a Eurodollar rate of 0.20% plus 400 basis points. The commitment fee was 0.50% as of September 30, 2015. As of September 30, 2015, the $111.7 million outstanding under the Term Loan A Facility was based on a Eurodollar rate of 0.33% plus 400 basis points. As of September 30, 2015, the $807.0 million outstanding under the Term Loan B Facility was based on the Eurodollar rate floor of 1.0% plus 450 basis points. As of September 30, 2015, the effective interest rates of amounts outstanding under the Term Loan A Facility and Term Loan B Facility, after taking into account discounts and debt issuance costs, were 5.30% and 6.24%, respectively. As of September 30, 2015 and 2014, accrued interest, including commitment fees, on the Senior Secured Credit Facilities was $195,000 and $212,000, respectively.

The Authority’s obligations under the Senior Secured Credit Facilities are fully and unconditionally guaranteed, jointly and severally, by the Pocono Subsidiaries, MBC, Mohegan Golf, Mohegan Ventures-NW, MVW, WTG and MTGA Gaming (collectively, the “Guarantors”). The Senior Secured Credit Facilities are collateralized by a first priority lien on substantially all of the Authority’s property and assets and those of the Guarantors (other than MBC), including the assets that comprise Mohegan Sun Pocono and a leasehold mortgage on the land and improvements that comprise Mohegan Sun (the Authority and the Guarantors, other than MBC, are collectively referred to herein as the “Grantors”). The Grantors are also required to pledge additional assets as collateral for the Senior Secured Credit Facilities as they and future guarantor subsidiaries acquire them.

The Senior Secured Credit Facilities contain customary covenants applicable to the Authority and its restricted subsidiaries, including covenants governing: incurrence of indebtedness, incurrence of liens, payment of dividends and other distributions, investments, asset sales, affiliate transactions, mergers or consolidations and capital expenditures. Additionally, the Senior Secured Credit Facilities include financial maintenance covenants pertaining to total leverage, secured leverage and minimum fixed charge coverage.

As of September 30, 2015, the Authority and the Tribe were in compliance with all respective covenant requirements under the Senior Secured Credit Facilities.

The Authority continues to monitor revenues and manage expenses and enhance operating efficiencies to ensure continued compliance with its financial covenant requirements under the Senior Secured Credit Facilities. While the Authority anticipates that it will remain in compliance with all covenant requirements under its Senior Secured Credit Facilities for all periods prior to maturity, it may need to increase revenues or offset any future declines in revenues by implementing cost saving and other initiatives to ensure compliance with these financial covenant requirements. If the Authority is unable to satisfy its financial covenant requirements, it would need to obtain waivers or consents under the Senior Secured Credit Facilities; however, the Authority can provide no assurance that it would be able to obtain such waivers or consents. If the Authority is unable to obtain such waivers or consents, it would be in default under its Senior Secured Credit Facilities, which may result in cross-defaults under its other outstanding indebtedness and allow its lenders and creditors to exercise their rights and remedies as defined under their respective agreements, including their right to accelerate the repayment of the Authority’s outstanding indebtedness. If such acceleration were to occur, the Authority can provide no assurance that it would be able to obtain the financing necessary to repay such accelerated indebtedness.

Senior Unsecured Notes

2013 9 3/4% Senior Unsecured Notes

In August 2013, the Authority issued $500.0 million Senior Unsecured Notes with fixed interest payable at a rate of 9.75% per annum (the “Initial 2013 Senior Unsecured Notes”). On August 11, 2015, the Authority issued an additional $85.0 million of senior unsecured notes under the Initial 2013 Senior Unsecured Notes indenture (the “Additional 2013 Senior Unsecured Notes” and, together with the Initial 2013 Senior Unsecured Notes, the “2013 Senior Unsecured Notes”). Subsequent to this transaction, an aggregate principal amount of $585.0 million 2013 Senior Unsecured Notes is outstanding. As of September 30, 2015, the effective interest rate of the 2013 Senior Unsecured Notes, after taking into account premiums, discounts and debt issuance costs, was 10.03%. The net proceeds from the Additional 2013 Senior Unsecured Notes were used to redeem outstanding 2012 Senior Subordinated Notes (further discussed below).

The 2013 Senior Unsecured Notes mature on September 1, 2021. The Authority may redeem the 2013 Senior Unsecured Notes, in whole or in part, at any time prior to September 1, 2016 at a price equal to 100% of the principal amount plus a make-whole premium and accrued interest (and additional interest in the case of the Additional 2013 Senior Unsecured Notes, if any, pursuant to the registration rights agreement described below) to the date of redemption. On or after September 1, 2016, the Authority may redeem the 2013 Senior Unsecured Notes, in whole or in part, at specified redemption prices, together with accrued interest (and additional interest in the case of the Additional 2013 Senior Unsecured Notes, if any) to the date of redemption. If the Authority experiences specific kinds of change of control triggering events, the Authority must offer to repurchase the 2013 Senior Unsecured Notes at a price equal to 101% of the principal amount thereof, plus accrued interest (and additional interest in the case of the Additional 2013 Senior Unsecured Notes, if any) to the purchase date. In addition, if the Authority undertakes certain types of asset sales and does not use the related sale proceeds for specified purposes, the Authority may be required to offer to repurchase the 2013 Senior Unsecured Notes at a price equal to 100% of the principal amount, plus accrued interest (and additional interest in the case of the Additional 2013 Senior Unsecured Notes, if any). Interest on the 2013 Senior Unsecured Notes is payable semi-annually on March 1st and September 1st.

In March 2014, the Authority completed an offer to exchange the Initial 2013 Senior Unsecured Notes for a new issue of substantially identical debt securities registered under the Securities Act of 1933, with all outstanding notes being exchanged.

As of September 30, 2015 and 2014, accrued interest on the 2013 Senior Unsecured Notes was $4.8 million and $4.1 million, respectively.

The 2013 Senior Unsecured Notes are uncollateralized general obligations of the Authority and are effectively subordinated to all of the Authority’s and the Guarantors’ and future guarantor subsidiaries’ senior secured indebtedness, including the Senior Secured Credit Facilities, to the extent of the value of the collateral securing such indebtedness. The 2013 Senior Unsecured Notes are also effectively subordinated to any indebtedness and other liabilities (including trade payables) of the Authority’s subsidiaries that do not guarantee the 2013 Senior Unsecured Notes. The 2013 Senior Unsecured Notes rank equally in right of payment with the Authority’s other unsecured, unsubordinated indebtedness, including trade payables. The 2013 Senior Unsecured Notes are fully and unconditionally guaranteed, jointly and severally, by the Guarantors.

The 2013 Senior Unsecured Notes indenture contains certain covenants that, subject to certain significant exceptions, limit, among other things, the Authority’s and Guarantors’ ability to incur additional debt, pay dividends or distributions, make certain investments, create liens on assets, enter into transactions with affiliates, merge or consolidate with another company or transfer and sell assets. The 2013 Senior Unsecured Notes indenture includes customary events of default, including, but not limited to, failure to make required payments, failure to comply with certain agreements or covenants, failure to pay certain other indebtedness, the occurrence of which is caused by a failure to pay principal, premium or interest or results in the acceleration of such indebtedness, certain events of bankruptcy and insolvency and certain judgment defaults.

Registration Rights Agreement

On August 11, 2015, the Authority and the Guarantors of the Additional 2013 Senior Unsecured Notes entered into a registration rights agreement with Merrill Lynch, Pierce, Fenner & Smith Incorporated and RBS Securities Inc., as representatives of the several initial purchasers of the Additional 2013 Senior Unsecured Notes. Upon the terms and subject to the conditions of this agreement, the Authority agreed to offer to exchange the Additional 2013 Senior Unsecured Notes, pursuant to a registration statement effective within 270 days of issuance, for a new issue of substantially identical debt securities registered under the Securities Act of 1933, as amended. Under certain circumstances set forth in the registration rights agreement, the Authority may also be obligated to file a shelf registration statement with respect to the Additional 2013 Senior Unsecured Notes.

Senior Subordinated Notes

2005 6 7/8% Senior Subordinated Notes

In February 2005, the Authority issued $150.0 million Senior Subordinated Notes with fixed interest payable at a rate of 6.875% per annum (the “2005 Senior Subordinated Notes”).

In March 2012, the Authority completed a private exchange offer and consent solicitation for any or all of its outstanding 2005 Senior Subordinated Notes. As part of the exchange offer, the Authority solicited and received consents from tendering holders to certain amendments to the indentures governing the 2005 Senior Subordinated Notes, which eliminated certain covenants under the notes and related indenture. The aggregate principal amount of 2005 Senior Subordinated Notes tendered and exchanged was $140.3 million. Subsequent to the Authority’s March 2012 private exchange offer, $9.7 million of the 2005 Senior Subordinated Notes remained outstanding, which amount, plus accrued interest, was repaid at maturity on February 15, 2015 with cash on hand and drawings under the Revolving Facility. As of September 30, 2014, accrued interest on the 2005 Senior Subordinated Notes was $83,000.

2012 11% Senior Subordinated Notes

In March 2012, the Authority issued $344.2 million Senior Subordinated Toggle Notes with fixed interest payable at a rate of 11% per annum (the “2012 Senior Subordinated Notes”) in exchange for $203.8 million of the Authority’s then outstanding 2004 7 1/8% Senior Subordinated Notes and $140.3 million of 2005 Senior Subordinated Notes. The 2012 Senior Subordinated Notes mature on September 15, 2018. The Authority may redeem the 2012 Senior Subordinated Notes, in whole or in part, at any time, at a price equal to 100% of the principal amount plus accrued interest. If a change of control of the Authority occurs, the Authority must offer to repurchase the 2012 Senior Subordinated Notes at a price equal to 101% of the principal amount, plus accrued interest. In addition, if the Authority undertakes certain types of asset sales or suffers events of loss, and the Authority does not use the related sale or insurance proceeds for specified purposes, the Authority may be required to offer to repurchase the 2012 Senior Subordinated Notes at a price equal to 100% of the principal amount, plus accrued interest. Interest on the 2012 Senior Subordinated Notes is payable semi-annually on March 15th and September 15th. The initial interest payment on the 2012 Senior Subordinated Notes was payable entirely in cash. For any subsequent interest payment period through March 15, 2018, the Authority may, at its option, elect to pay interest on the 2012 Senior Subordinated Notes either entirely in cash or by paying up to 2% in 2012 Senior Subordinated Notes (“PIK Interest”). If the Authority elects to pay PIK Interest, such election will increase the principal amount of the 2012 Senior Subordinated Notes in an amount equal to the amount of PIK Interest for the applicable interest payment period to holders of 2012 Senior Subordinated Notes on the relevant record date.

In August 2013, the Authority repurchased an aggregate principal amount of $69.0 million 2012 Senior Subordinated Notes. On September 10, 2015, the Authority redeemed an additional aggregate principal amount of $175.0 million of 2012 Senior Subordinated Notes. An aggregate principal amount of approximately $100.2 million 2012 Senior Subordinated Notes remains outstanding as of September 30, 2015. As of September 30, 2015, the effective interest rate of the 2012 Senior Subordinated Notes, after taking into account discounts and debt issuance costs, was 11.50%. As of September 30, 2015 and 2014, accrued interest on the 2012 Senior Subordinated Notes was $490,000 and $1.3 million, respectively.

The 2012 Senior Subordinated Notes and guarantees have not been and will not be registered under the Securities Act of 1933 or the securities laws of any other jurisdiction and may not be offered or sold in the United States absent registration or an applicable exemption from such registration requirements.

The 2012 Senior Subordinated Notes are uncollateralized general obligations of the Authority and are subordinated to borrowings under the Senior Secured Credit Facilities and 2013 Senior Unsecured Notes. The 2012 Senior Subordinated Notes are fully and unconditionally guaranteed, jointly and severally, by the Guarantors.

The 2012 Senior Subordinated Notes indenture contains certain non-financial and financial covenant requirements with which the Authority and the Tribe must comply. The non-financial covenant requirements include, among other things, reporting obligations, compliance with laws and regulations, maintenance of licenses and insurances and continued existence of the Authority. The financial covenant requirements include, among other things, subject to certain exceptions, limitations on the Authority’s and the Guarantors’ ability to incur additional indebtedness, pay dividends or distributions, make certain investments, create liens on assets, enter into transactions with affiliates, merge or consolidate with another company, transfer or sell assets or impair assets constituting collateral.

As of September 30, 2015, the Authority and the Tribe were in compliance with all respective covenant requirements under the senior and senior subordinated note indentures.

The Authority or its affiliates may, from time to time, seek to purchase or otherwise retire outstanding indebtedness for cash in open market purchases, privately negotiated transactions or otherwise. Any such transaction will depend on prevailing market conditions and the Authority’s liquidity and covenant requirement restrictions, among other factors.

Line of Credit

In November 2013, the Authority entered into a $16.5 million revolving credit facility with Bank of America, N.A. (the “Line of Credit”). The Line of Credit is coterminous with the Senior Secured Credit Facilities. Pursuant to provisions of the Senior Secured Credit Facilities, under certain circumstances, the Line of Credit may be converted into loans under the Senior Secured Credit Facilities. Under the Line of Credit, each advance accrues interest on the basis of a one-month LIBOR Rate plus an applicable margin based on the Authority’s total leverage ratio, as each term is defined under the Line of Credit. As of September 30, 2015, no amount was drawn on the Line of Credit. Borrowings under the Line of Credit are uncollateralized obligations. The Line of Credit contains negative covenants and financial maintenance covenants that are substantially the same as those contained in the Senior Secured Credit Facilities. As of September 30, 2015, the Authority was in compliance with all covenant requirements under the Line of Credit. As of September 30, 2015 and 2014, accrued interest on the Line of Credit was $23,000.

2009 Mohegan Tribe Promissory Note

In September 2009, the Tribe made a $10.0 million loan to Salishan-Mohegan (the “2009 Mohegan Tribe Promissory Note”). The 2009 Mohegan Tribe Promissory Note accrued interest at an annual rate of 10.0%. The 2009 Mohegan Tribe Promissory Note matured on September 30, 2015, at which time the remaining principal amount plus accrued interest was repaid. As of September 30, 2014, accrued interest on the 2009 Mohegan Tribe Promissory Note was $2.5 million.

2012 Mohegan Tribe Minor’s Trust Promissory Note

In March 2012, Comerica Bank & Trust, N.A., Trustee f/b/o The Mohegan Tribe of Indians of Connecticut Minor’s Trust, made a $20.0 million loan to Salishan-Mohegan (the “2012 Mohegan Tribe Minor’s Trust Promissory Note”). The 2012 Mohegan Tribe Minor’s Trust Promissory Note was amended in June 2014 to extend the maturity date to March 31, 2017. As of September 30, 2015, the 2012 Mohegan Tribe Minor’s Trust Promissory Note accrued interest at an annual rate of 10.0% and accrued interest was payable as follows: (i) quarterly, commencing June 30, 2012 through March 31, 2014, (ii) on July 1, 2014 on the unpaid balance for the period April 1, 2014 through June 30, 2014, (iii) $800,000 per quarter, commencing September 30, 2015 through March 31, 2016 and (iv) quarterly, thereafter on the unpaid balance. As of September 30, 2015, principal outstanding under the 2012 Mohegan Tribe Minor’s Trust Promissory Note amortized as follows: (i) $500,000 per quarter, commencing December 31, 2012 through March 31, 2014, (ii) $500,000 on July 1, 2014 and September 30, 2015, (iii) $1.5 million per quarter, commencing December 31, 2015 through September 30, 2016 and (iv) $10.0 million at maturity. As of September 30, 2015 and 2014, accrued interest on the 2012 Mohegan Tribe Minor’s Trust Promissory Note was $1.3 million and $416,000, respectively.

The 2012 Mohegan Tribe Minor’s Trust Promissory Note was further amended on December 4, 2015, pursuant to which the interest rate was adjusted to an annual rate of 12.5% and accrued interest was adjusted to be payable quarterly commencing March 31, 2016. In addition, principal outstanding under the 2012 Mohegan Tribe Minor’s Trust Promissory Note will now amortize in an amount equal to $1.5 million per quarter commencing March 31, 2016 through December 31, 2016, with the remaining principal amount due at maturity. On December 4, 2015, the Cowlitz Tribe repaid $6.0 million of principal outstanding under the 2012 Mohegan Tribe Minor’s Trust Promissory Note on behalf of Salishan-Mohegan, leaving a remaining principal amount of $10.0 million.

2013 Mohegan Tribe Promissory Note

In March 2013, MG&H purchased and acquired all of the Tribe’s membership interest in MG&H in exchange for a promissory note in the principal amount of $7.4 million (the “2013 Mohegan Tribe Promissory Note”). The 2013 Mohegan Tribe Promissory Note matures on December 31, 2018. The 2013 Mohegan Tribe Promissory Note accrues interest at an annual rate of 4.0% payable quarterly. As of September 30, 2015 and 2014, accrued interest on the 2013 Mohegan Tribe Promissory Note was $1,000.

Downs Lodging Credit Facility

In July 2012, Downs Lodging, a single purpose entity and wholly-owned unrestricted subsidiary of the Authority, entered into a credit agreement providing for a $45.0 million term loan from a third-party lender (the “Downs Lodging Credit Facility”). The proceeds from the Downs Lodging Credit Facility were used by Downs Lodging to fund Project Sunlight, a hotel and convention center expansion project at Mohegan Sun Pocono. The Downs Lodging Credit Facility matures on July 12, 2016 and accrues interest at an annual rate of 13.0%, with accrued interest of 10.0% payable monthly in cash during the term of the loan and the remaining 3.0% due at maturity. In addition, a 3.0% exit fee is payable upon repayment of the loan principal. On July 16, 2015, Downs Lodging prepaid approximately $4.5 million of the Downs Lodging Credit Facility, plus accrued interest and fees. As of September 30, 2015, approximately $40.5 million remained outstanding under the Downs Lodging Credit Facility. As of September 30, 2015, the effective interest rate of the Downs Lodging Credit Facility, after taking into account debt issuance costs, was 14.52%.

The Downs Lodging Credit Facility is a senior secured obligation of Downs Lodging, collateralized by all existing and future assets of Downs Lodging. The Downs Lodging Credit Facility subjects Downs Lodging to certain covenant requirements customarily found in loan agreements for similar transactions. As of September 30, 2015, Downs Lodging was in compliance with all covenant requirements under the Downs Lodging Credit Facility. As of September 30, 2015, accrued interest, including deferred interest and exit fee, on the Downs Lodging Credit Facility was $5.3 million. As of September 30, 2014, there was no accrued interest and $3.8 million of long-term deferred interest and exit fee on the Downs Lodging Credit Facility. Refer to Note 17 for subsequent events.